FINANCIAL (EXPENSES) INCOME, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]

					Period from February 5, 2007
	For the three months ended				(date of inception)
	March 31,				to March 31,
	2014		2013		2014
Financial income	$	*	$	*	$6
Financial (expenses) and bank fees		(1)		*	(15)
Exchange rate differences gain (loss)		(4)		(6)	(77)
		$(5)		$(6)	$(86)

*- Less than one.

			Period of inception
			(February 5, 2007)
	Year ended December 31,		through December 31,
	2013	2012	2013
Financial income	$-	$-	$6
Financial (expenses)	(4)	(2)	(14)
Exchange rate differences income (loss)	(33)	16	(73)
	$(37)	$14	$(81)